PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property Plant and Equipament [Abstract]
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT
The following table summarizes our property, plant and equipment (in millions):

December 31,	2012	2011
Land	$997	$1,141
Buildings and improvements	5,307	5,240
Machinery, equipment and vehicle fleet	16,203	15,504
Construction in progress	979	1,266
	23,486	23,151
Less accumulated depreciation	9,010	8,212
Property, plant and equipment — net	$14,476	$14,939